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                           [ROPES & GRAY LETTERHEAD]

May 5, 2004                                          Joel A. Wattenbarger
                                                     (212) 841-0678
                                                     jwattenbarger@ropesgray.com


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549-0505


Re: Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the "Fund") (File Nos. 333-113551 and 811-21477)

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, we are filing today through EDGAR Pre-Effective Amendment No. 3 to the initial Registration Statement on Form N-2 filed on behalf of the Fund on March 12, 2004. This filing has been marked to indicate the changes made from Pre-Effective Amendment No. 2 to the Registration Statement.

         The form of prospectus filed as part of this Pre-Effective Amendment No. 3 omits, in reliance on Rule 430A under the Securities Act of 1933, the initial dividend rate and certain other terms with respect to each series of the Fund's Taxable Auction Market Preferred Shares offered through the prospectus. The omitted information will be supplied subsequent to the effectiveness of the Registration Statement in a filing made pursuant to Rule 497(h) under the Securities Act of 1933.

         Please direct any questions or comments regarding this filing to me at
(212) 841-0678, or in my absence to Pamela Hanson at (212) 841-0632. Thank you for your attention in this matter.

Best regards,

/s/ Joel A. Wattenbarger

Joel A Wattenbarger